Basis of Presenting Financial Statements	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Basis of Presenting Financial Statements
2.
Basis of Presenting Financial Statements
(a)
Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issuance by the Group’s management on April 18, 2023.

(b)
Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statement of financial position:

•
derivative financial instruments at fair value, financial assets at fair value through profit or loss (“FVTPL”), financial assets at fair value through other comprehensive income (“FVOCI”), financial liabilities at fair value through profit or loss (“FVTPL”), and
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net defined benefit liabilities (defined benefit assets) recognized at the present value of defined benefit obligations less the fair value of plan assets
(c)
Functional and Presentation Currency

Each subsidiary’s financial statements within the Group are presented in the subsidiary’s functional currency, which is the currency of the primary economic environment in which each subsidiary operates. The consolidated financial statements are presented in Korean won, which is the Controlling Company’s functional currency.

2.
Basis of Presenting Financial Statements. Continued
(d)
Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments made applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:

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Financial instruments (Note 3(e))
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Intangible assets (Impairment assessment of non-financial assets, including determination of cash generating unit) (Notes 3(k), 10)
•
Deferred tax assets and liabilities (recognition of deferred tax assets) (Notes 3(s), 24)

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next 12 months is included in the following notes:

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Provisions (Notes 3(m), 14)
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Inventories (Notes 3(d), 7)
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Intangible assets (Impairment assessment of non-financial assets) (Note 10)
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Employee benefits (Note 13)
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Deferred tax assets and liabilities (estimation of future taxable income) (Note 3(s), 24)